5. Subsequent Events	9 Months Ended
Sep. 30, 2016
Disclosure Text Block [Abstract]
5. Subsequent Events	5. Subsequent Events There were no other material subsequent events following the period ended September 30, 2016 and throughout the date of the filing of Form 10-Q.